Distribution Date:	09/17/21	UBS Commercial Mortgage Trust 2017-C5
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90276TAA2	2.139000%	20,482,000.00	4,744,871.44	441,385.81	8,457.73	0.00	0.00	449,843.54	4,303,485.63	30.67%	30.00%
A-2	90276TAB0	3.228000%	100,407,000.00	100,407,000.00	0.00	270,094.83	0.00	0.00	270,094.83	100,407,000.00	30.67%	30.00%
A-SB	90276TAC8	3.345000%	33,878,000.00	33,878,000.00	0.00	94,434.93	0.00	0.00	94,434.93	33,878,000.00	30.67%	30.00%
A-3	90276TAE4	3.439000%	40,000,000.00	40,000,000.00	0.00	114,633.33	0.00	0.00	114,633.33	40,000,000.00	30.67%	30.00%
A-4	90276TAF1	3.212000%	153,039,000.00	153,039,000.00	0.00	409,634.39	0.00	0.00	409,634.39	153,039,000.00	30.67%	30.00%
A-5	90276TAG9	3.474000%	172,576,000.00	172,576,000.00	0.00	499,607.52	0.00	0.00	499,607.52	172,576,000.00	30.67%	30.00%
A-S	90276TAK0	3.777000%	81,774,000.00	81,774,000.00	0.00	257,383.66	0.00	0.00	257,383.66	81,774,000.00	19.42%	19.00%
B	90276TAL8	4.100000%	29,737,000.00	29,737,000.00	0.00	101,601.42	0.00	0.00	101,601.42	29,737,000.00	15.33%	15.00%
C	90276TAM6	4.454968%	21,967,000.00	21,967,000.00	0.00	81,551.90	0.00	0.00	81,551.90	21,967,000.00	12.31%	12.05%
D	90276TAN4	4.454968%	11,151,000.00	11,151,000.00	0.00	41,397.79	0.00	0.00	41,397.79	11,151,000.00	10.78%	10.55%
D-RR	90276TAR5	4.454968%	15,203,000.00	15,203,000.00	0.00	56,440.73	0.00	0.00	56,440.73	15,203,000.00	8.69%	8.50%
E-RR	90276TAT1	4.454968%	14,868,000.00	14,868,000.00	0.00	55,197.06	0.00	0.00	55,197.06	14,868,000.00	6.64%	6.50%
F-RR	90276TAV6	4.454968%	15,797,000.00	15,797,000.00	0.00	58,645.94	0.00	0.00	58,645.94	15,797,000.00	4.47%	4.38%
G-RR	90276TAX2	4.454968%	7,434,000.00	7,434,000.00	0.00	27,598.53	0.00	0.00	27,598.53	7,434,000.00	3.45%	3.38%
NR-RR	90276TAZ7	4.454968%	25,090,651.00	25,090,651.00	0.00	81,241.94	0.00	0.00	81,241.94	25,090,651.00	0.00%	0.00%
Z	90276TBB9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276TBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			743,403,651.00	727,666,522.44	441,385.81	2,157,921.70	0.00	0.00	2,599,307.51	727,225,136.63

Notional Certificates
X-A	90276TAH7	1.133355%	520,382,000.00	504,644,871.44	0.00	476,617.95	0.00	0.00	476,617.95	504,203,485.63
X-B	90276TAJ3	0.494432%	133,478,000.00	133,478,000.00	0.00	54,996.54	0.00	0.00	54,996.54	133,478,000.00
Notional SubTotal			653,860,000.00	638,122,871.44	0.00	531,614.49	0.00	0.00	531,614.49	637,681,485.63

Deal Distribution Total					441,385.81	2,689,536.19	0.00	0.00	3,130,922.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276TAA2	231.66055268	21.54993702	0.41293477	0.00000000	0.00000000	0.00000000	0.00000000	21.96287179	210.11061566
A-2	90276TAB0	1,000.00000000	0.00000000	2.69000000	0.00000000	0.00000000	0.00000000	0.00000000	2.69000000	1,000.00000000
A-SB	90276TAC8	1,000.00000000	0.00000000	2.78750015	0.00000000	0.00000000	0.00000000	0.00000000	2.78750015	1,000.00000000
A-3	90276TAE4	1,000.00000000	0.00000000	2.86583325	0.00000000	0.00000000	0.00000000	0.00000000	2.86583325	1,000.00000000
A-4	90276TAF1	1,000.00000000	0.00000000	2.67666667	0.00000000	0.00000000	0.00000000	0.00000000	2.67666667	1,000.00000000
A-5	90276TAG9	1,000.00000000	0.00000000	2.89500000	0.00000000	0.00000000	0.00000000	0.00000000	2.89500000	1,000.00000000
A-S	90276TAK0	1,000.00000000	0.00000000	3.14749994	0.00000000	0.00000000	0.00000000	0.00000000	3.14749994	1,000.00000000
B	90276TAL8	1,000.00000000	0.00000000	3.41666678	0.00000000	0.00000000	0.00000000	0.00000000	3.41666678	1,000.00000000
C	90276TAM6	1,000.00000000	0.00000000	3.71247326	0.00000000	0.00000000	0.00000000	0.00000000	3.71247326	1,000.00000000
D	90276TAN4	1,000.00000000	0.00000000	3.71247332	0.00000000	0.00000000	0.00000000	0.00000000	3.71247332	1,000.00000000
D-RR	90276TAR5	1,000.00000000	0.00000000	3.71247320	0.00000000	0.00000000	0.00000000	0.00000000	3.71247320	1,000.00000000
E-RR	90276TAT1	1,000.00000000	0.00000000	3.71247377	0.00000000	0.00000000	0.00000000	0.00000000	3.71247377	1,000.00000000
F-RR	90276TAV6	1,000.00000000	0.00000000	3.71247325	0.00000000	0.00000000	0.00000000	0.00000000	3.71247325	1,000.00000000
G-RR	90276TAX2	1,000.00000000	0.00000000	3.71247377	0.00000000	0.00000000	0.00000000	0.00000000	3.71247377	1,000.00000000
NR-RR	90276TAZ7	1,000.00000000	0.00000000	3.23793671	0.47453691	5.08647584	0.00000000	0.00000000	3.23793671	1,000.00000000
Z	90276TBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276TBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276TAH7	969.75850710	0.00000000	0.91590015	0.00000000	0.00000000	0.00000000	0.00000000	0.91590015	968.91031133
X-B	90276TAJ3	1,000.00000000	0.00000000	0.41202700	0.00000000	0.00000000	0.00000000	0.00000000	0.41202700	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	8,457.73	0.00	8,457.73	0.00	0.00	0.00	8,457.73	0.00
A-2	08/01/21 - 08/30/21	30	0.00	270,094.83	0.00	270,094.83	0.00	0.00	0.00	270,094.83	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	94,434.93	0.00	94,434.93	0.00	0.00	0.00	94,434.93	0.00
A-3	08/01/21 - 08/30/21	30	0.00	114,633.33	0.00	114,633.33	0.00	0.00	0.00	114,633.33	0.00
A-4	08/01/21 - 08/30/21	30	0.00	409,634.39	0.00	409,634.39	0.00	0.00	0.00	409,634.39	0.00
A-5	08/01/21 - 08/30/21	30	0.00	499,607.52	0.00	499,607.52	0.00	0.00	0.00	499,607.52	0.00
X-A	08/01/21 - 08/30/21	30	0.00	476,617.95	0.00	476,617.95	0.00	0.00	0.00	476,617.95	0.00
X-B	08/01/21 - 08/30/21	30	0.00	54,996.54	0.00	54,996.54	0.00	0.00	0.00	54,996.54	0.00
A-S	08/01/21 - 08/30/21	30	0.00	257,383.67	0.00	257,383.67	0.00	0.00	0.00	257,383.66	0.00
B	08/01/21 - 08/30/21	30	0.00	101,601.42	0.00	101,601.42	0.00	0.00	0.00	101,601.42	0.00
C	08/01/21 - 08/30/21	30	0.00	81,551.90	0.00	81,551.90	0.00	0.00	0.00	81,551.90	0.00
D	08/01/21 - 08/30/21	30	0.00	41,397.79	0.00	41,397.79	0.00	0.00	0.00	41,397.79	0.00
D-RR	08/01/21 - 08/30/21	30	0.00	56,440.73	0.00	56,440.73	0.00	0.00	0.00	56,440.73	0.00
E-RR	08/01/21 - 08/30/21	30	0.00	55,197.06	0.00	55,197.06	0.00	0.00	0.00	55,197.06	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	58,645.94	0.00	58,645.94	0.00	0.00	0.00	58,645.94	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	27,598.53	0.00	27,598.53	0.00	0.00	0.00	27,598.53	0.00
NR-RR	08/01/21 - 08/30/21	30	115,288.54	93,148.38	0.00	93,148.38	11,906.44	0.00	0.00	81,241.94	127,622.99
Totals			115,288.54	2,701,442.64	0.00	2,701,442.64	11,906.44	0.00	0.00	2,689,536.19	127,622.99

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,130,922.00
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,716,195.35	Master Servicing Fee	6,909.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,689.54
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	313.30
ARD Interest	0.00	Operating Advisor Fee	1,420.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	419.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,716,195.35	Total Fees	14,752.69

Principal		Expenses/Reimbursements
Scheduled Principal	441,385.81	Reimbursement for Interest on Advances	20.19
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,886.25
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	441,385.81	Total Expenses/Reimbursements	11,906.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,689,536.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	441,385.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,130,922.00
Total Funds Collected	3,157,581.16	Total Funds Distributed	3,157,581.13

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	727,666,522.44	727,666,522.44	Beginning Certificate Balance	727,666,522.44
(-) Scheduled Principal Collections	441,385.81	441,385.81	(-) Principal Distributions	441,385.81
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	727,225,136.63	727,225,136.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	727,754,109.76	727,754,109.76	Ending Certificate Balance	727,225,136.63
Ending Actual Collateral Balance	727,288,269.02	727,288,269.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.46
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	11,197,059.27	1.54%	12	5.0000	NAP	Defeased	1	11,197,059.27	1.54%	12	5.0000	NAP
5,000,000 or less	15	47,291,944.50	6.50%	72	4.9275	2.099997	1.40 or less	14	152,463,307.40	20.97%	64	4.9225	0.272093
5,000,001 to 10,000,000	14	116,607,696.54	16.03%	70	4.5903	1.754109	1.41 to 1.50	7	110,525,786.02	15.20%	57	4.5983	1.475975
10,000,001 to 15,000,000	13	171,565,580.17	23.59%	72	4.4252	1.821267	1.51 to 1.60	4	34,105,245.19	4.69%	73	4.5857	1.554573
15,000,001 to 20,000,000	4	77,170,253.08	10.61%	56	4.6407	1.467842	1.61 to 1.80	4	42,247,723.45	5.81%	73	4.6832	1.675782
20,000,001 to 25,000,000	4	95,755,285.68	13.17%	72	4.2963	1.729996	1.81 to 1.90	1	2,055,168.63	0.28%	74	5.1352	1.900000
25,000,001 to 30,000,000	2	58,000,000.00	7.98%	24	3.8833	3.119310	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 35,000,000	1	32,777,317.39	4.51%	73	4.6100	1.670000	2.01 to 2.25	7	84,281,112.33	11.59%	71	4.2432	2.087434
35,000,001 or greater	3	116,860,000.00	16.07%	52	3.6182	3.121367	2.26 to 2.50	3	65,000,000.00	8.94%	73	3.9373	2.343846
Totals	57	727,225,136.63	100.00%	62	4.3345	2.078857	2.51 or greater	16	225,349,734.34	30.99%	56	3.8123	3.705586
							Totals	57	727,225,136.63	100.00%	62	4.3345	2.078857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	11,197,059.27	1.54%	12	5.0000	NAP	South Carolina	6	9,764,920.70	1.34%	72	4.0405	2.132378
Alabama	4	9,050,988.67	1.24%	73	4.8380	1.545090	Tennessee	1	7,358,394.66	1.01%	73	5.3140	1.430000
Arizona	3	6,375,392.31	0.88%	73	4.0619	2.139806	Texas	19	47,865,269.33	6.58%	73	4.3972	1.944222
California	9	114,535,334.06	15.75%	60	4.0813	2.262810	Utah	4	25,789,175.20	3.55%	72	4.5844	3.454043
Cayman Islands	1	19,780,253.08	2.72%	10	5.4485	0.130000	Virginia	1	3,318,738.00	0.46%	72	3.9930	2.050000
Colorado	1	1,806,054.39	0.25%	73	4.3790	2.720000	Washington	2	41,504,533.33	5.71%	74	4.1372	3.864538
Delaware	1	22,667,367.78	3.12%	74	5.2180	0.050000	West Virginia	1	7,470,000.00	1.03%	73	4.3590	2.630000
Florida	7	25,765,454.48	3.54%	71	4.8745	1.568778	Wisconsin	5	25,392,687.00	3.49%	72	4.1072	2.230902
Georgia	7	15,903,014.35	2.19%	73	4.3512	1.985122	Totals	131	727,225,136.63	100.00%	62	4.3345	2.078857
Illinois	5	10,007,778.72	1.38%	73	4.4826	1.980115
									Property Type³
Indiana	2	13,811,941.35	1.90%	73	4.6627	1.617833
Kansas	4	7,026,590.52	0.97%	73	4.6225	1.804072		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	6	21,271,491.88	2.93%	73	4.7384	1.502451		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	9,142,856.87	1.26%	70	4.5300	1.450000	Defeased	1	11,197,059.27	1.54%	12	5.0000	NAP
Michigan	1	7,500,000.00	1.03%	74	3.6700	3.780000	Industrial	14	52,768,513.94	7.26%	73	4.1986	2.434234
Minnesota	3	3,550,538.73	0.49%	73	4.3790	2.720000	Lodging	12	138,709,947.25	19.07%	62	4.8577	0.420732
Nevada	1	15,000,000.00	2.06%	70	4.2591	3.250000	Mixed Use	2	34,288,062.01	4.71%	38	4.3578	1.412368
New Jersey	13	44,800,000.38	6.16%	72	4.3557	1.077232	Multi-Family	5	62,033,092.54	8.53%	34	3.3246	2.956030
New Mexico	1	14,191,295.09	1.95%	71	4.9900	1.470000	Office	43	251,068,467.10	34.52%	67	4.1803	2.882791
New York	8	128,654,503.27	17.69%	40	3.7691	2.583345	Retail	53	174,999,137.93	24.06%	70	4.4862	1.985570
North Carolina	2	8,598,002.12	1.18%	74	4.3247	1.837761	Self Storage	1	2,160,856.75	0.30%	73	4.8760	2.690000
Ohio	6	24,341,089.23	3.35%	73	4.3954	1.789091	Totals	131	727,225,136.63	100.00%	62	4.3345	2.078857
Oklahoma	1	2,293,798.17	0.32%	73	4.4192	1.500000
Oregon	2	15,490,613.85	2.13%	73	4.8739	0.467937
Pennsylvania	1	6,000,000.00	0.83%	74	4.9400	2.160000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,197,059.27	1.54%	12	5.0000	NAP	Defeased	1	11,197,059.27	1.54%	12	5.0000	NAP
	3.5000% or less	1	40,000,000.00	5.50%	13	2.7400	3.310000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 4.0000%	10	149,750,000.00	20.59%	63	3.7556	3.287204	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	13	236,962,544.94	32.58%	65	4.2651	2.321255	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	21	198,819,453.99	27.34%	72	4.6928	1.302273	37 months to 48 months	41	528,528,139.75	72.68%	66	4.2704	2.153950
	5.0001% or greater	11	90,496,078.43	12.44%	59	5.3094	0.685631	49 months or greater	15	187,499,937.61	25.78%	55	4.4755	1.905335
	Totals	57	727,225,136.63	100.00%	62	4.3345	2.078857	Totals	57	727,225,136.63	100.00%	62	4.3345	2.078857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,197,059.27	1.54%	12	5.0000	NAP	Defeased	1	11,197,059.27	1.54%	12	5.0000	NAP
	83 months or less	56	716,028,077.36	98.46%	63	4.3241	2.088847	Interest Only	18	285,990,000.00	39.33%	53	3.8022	2.883512
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	6	66,780,054.33	9.18%	73	4.6002	2.842934
	Totals	57	727,225,136.63	100.00%	62	4.3345	2.078857	300 months to 350 months	32	363,258,023.03	49.95%	69	4.6842	1.324586
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	727,225,136.63	100.00%	62	4.3345	2.078857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	11,197,059.27	1.54%	12	5.0000	NAP				None
Underwriter's Information		11	139,410,109.28	19.17%	63	4.3170	2.762786
	12 months or less	43	551,549,302.61	75.84%	63	4.2844	2.006773
	13 months to 24 months	2	25,068,665.47	3.45%	74	5.2373	0.146747
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	727,225,136.63	100.00%	62	4.3345	2.078857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2C1A	30313384	OF	Burbank	CA	Actual/360	3.54125%	91,475.83	0.00	0.00	N/A	10/06/24	--	30,000,000.00	30,000,000.00	09/06/21
1A2C2C	30313385				Actual/360	3.54125%	30,491.94	0.00	0.00	N/A	10/06/24	--	10,000,000.00	10,000,000.00	09/06/21
2	30299044	MF	New York	NY	Actual/360	2.74025%	94,377.78	0.00	0.00	N/A	10/06/22	--	40,000,000.00	40,000,000.00	09/06/21
3A23	30299028	Various Various		Various	Actual/360	3.77025%	81,159.72	0.00	0.00	N/A	10/01/27	--	25,000,000.00	25,000,000.00	09/01/21
3A25	30299030				Actual/360	3.77025%	48,695.83	0.00	0.00	N/A	10/01/27	--	15,000,000.00	15,000,000.00	09/01/21
4	30313386	OF	Bellevue	WA	Actual/360	4.15125%	142,978.89	0.00	0.00	11/07/27	01/30/33	--	40,000,000.00	40,000,000.00	09/07/21
5	30313389	RT	Various	Various	Actual/360	3.99325%	126,740.04	0.00	0.00	N/A	09/01/27	--	36,860,000.00	36,860,000.00	09/01/21
6	30313390	OF	Various	Various	Actual/360	4.61025%	130,312.64	49,322.12	0.00	N/A	10/06/27	--	32,826,639.51	32,777,317.39	09/06/21
7	30313396	Various New York		NY	Actual/360	4.25025%	102,472.22	0.00	0.00	N/A	08/06/22	--	28,000,000.00	28,000,000.00	09/06/21
8A2C2	30313397	OF	New York	NY	Actual/360	3.75225%	35,390.75	0.00	0.00	N/A	08/09/27	--	10,955,206.29	10,955,206.29	09/09/21
8A2C2A	30313399				Actual/360	3.75225%	5,620.40	0.00	0.00	N/A	08/09/27	--	1,739,793.71	1,739,793.71	09/09/21
8A2C3	30313398				Actual/360	3.75225%	35,390.75	0.00	0.00	N/A	08/09/27	--	10,955,206.29	10,955,206.29	09/09/21
8A2C3A	30313400				Actual/360	3.75225%	5,620.40	0.00	0.00	N/A	08/09/27	--	1,739,793.71	1,739,793.71	09/09/21
9	30313401	Various Totowa		NJ	Actual/360	4.20525%	90,524.31	0.00	0.00	N/A	10/05/27	--	25,000,000.00	25,000,000.00	09/05/21
10	30313403	LO	Westlake Village	CA	Actual/360	4.06025%	80,855.55	39,364.66	0.00	N/A	06/06/27	--	23,127,282.56	23,087,917.90	09/06/21
11	30313404	LO	Wilmington	DE	Actual/360	5.21825%	101,985.88	30,067.72	0.00	N/A	11/06/27	--	22,697,435.50	22,667,367.78	09/06/21
12A3A	30299014	IN	Various	Various	Actual/360	4.35925%	42,415.49	0.00	0.00	N/A	10/05/27	--	11,300,000.00	11,300,000.00	09/06/21
12A3B	30299015				Actual/360	4.35925%	37,535.83	0.00	0.00	N/A	10/05/27	--	10,000,000.00	10,000,000.00	09/06/21
13	30313406	LO	Grand Cayman	CY	Actual/360	5.44925%	92,924.54	25,633.49	0.00	N/A	07/06/22	--	19,805,886.57	19,780,253.08	09/01/21
14	30299010	RT	Various	Various	Actual/360	4.37925%	75,416.11	0.00	0.00	N/A	10/06/27	--	20,000,000.00	20,000,000.00	09/06/21
15	30298883	LO	Various	Various	Actual/360	4.53025%	78,016.67	0.00	0.00	N/A	07/06/27	--	20,000,000.00	20,000,000.00	09/06/21
16A12	30313407	LO	Berkeley	CA	Actual/360	4.82025%	38,105.72	11,195.05	0.00	N/A	09/06/27	--	9,180,872.13	9,169,677.08	09/06/21
16A13	30313408				Actual/360	4.82025%	38,105.72	11,195.06	0.00	N/A	09/06/27	--	9,180,871.96	9,169,676.90	09/06/21
17	30313409	OF	New York	NY	Actual/360	4.15025%	62,145.10	0.00	0.00	N/A	09/06/27	--	17,390,000.00	17,390,000.00	09/06/21
18	30313411	RT	Westlake	OH	Actual/360	4.71025%	58,825.00	19,839.71	0.00	N/A	11/06/27	--	14,503,800.74	14,483,961.03	09/06/21
19	30313412	OF	Reno	NV	Actual/360	4.25925%	55,012.86	0.00	0.00	N/A	07/06/27	--	15,000,000.00	15,000,000.00	09/06/21
20	30313413	MU	San Diego	CA	Actual/360	4.50025%	57,375.92	18,626.87	0.00	N/A	10/06/27	--	14,806,688.88	14,788,062.01	09/03/21
21	30313415	LO	Princeton	NJ	Actual/360	4.55125%	58,783.75	0.00	0.00	N/A	07/06/27	--	15,000,000.00	15,000,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	30298990	RT	Various	Various	Actual/360	4.41925%	53,413.22	21,871.13	0.00	N/A	10/06/27	--	14,036,082.46	14,014,211.33	09/06/21
23A4	30313417	RT	South Jordan	UT	Actual/360	4.58625%	36,912.86	14,269.14	0.00	N/A	08/06/27	--	9,346,854.21	9,332,585.07	09/06/21
23A5A	30313418				Actual/360	4.58625%	18,456.43	7,134.57	0.00	N/A	08/06/27	--	4,673,427.09	4,666,292.52	09/06/21
24	30313419	RT	Albuquerque	NM	Actual/360	4.99025%	61,056.70	18,034.37	0.00	N/A	08/06/27	--	14,209,329.46	14,191,295.09	09/06/21
25	30313420	MF	Fort Wayne	IN	Actual/360	4.69325%	50,486.61	15,067.86	0.00	N/A	10/06/27	--	12,492,991.77	12,477,923.91	09/06/21
26	30313421	OF	Melville	NY	Actual/360	5.20025%	52,986.83	15,926.59	0.00	N/A	09/05/27	--	11,833,287.11	11,817,360.52	09/05/21
27	30313422	IN	Hopewell Junction	NY	Actual/360	5.00025%	48,309.89	23,302.39	0.00	N/A	09/06/22	--	11,220,361.66	11,197,059.27	09/06/21
28	30313423	OF	Portland	OR	Actual/360	4.45025%	44,439.45	14,747.50	0.00	N/A	10/06/27	--	11,597,101.20	11,582,353.70	09/06/21
29	30299149	RT	Murrieta	CA	Actual/360	4.57725%	39,413.06	0.00	0.00	N/A	11/01/27	--	10,000,000.00	10,000,000.00	09/01/21
30	30313426	LO	Tallahassee	FL	Actual/360	5.10025%	37,707.69	17,792.83	0.00	N/A	07/06/27	--	8,586,192.35	8,568,399.52	07/06/21
31	30313427	RT	Covington	LA	Actual/360	4.53025%	33,929.57	10,815.74	0.00	N/A	11/01/27	--	8,698,029.93	8,687,214.19	09/01/21
32	30299062	OF	Baton Rouge	LA	Actual/360	5.22425%	37,393.13	11,060.27	0.00	N/A	10/06/27	--	8,312,140.60	8,301,080.33	09/06/21
33	30299025	LO	Smyrna	TN	Actual/360	5.31425%	33,737.98	14,504.38	0.00	N/A	10/06/27	--	7,372,899.04	7,358,394.66	09/06/21
34	30313428	MF	Shelby Township	MI	Actual/360	3.67025%	23,702.08	0.00	0.00	N/A	11/01/27	--	7,500,000.00	7,500,000.00	09/01/21
35	30299141	RT	Frisco	TX	Actual/360	4.45225%	26,071.86	0.00	0.00	N/A	11/01/27	--	6,800,000.00	6,800,000.00	09/01/21
36	30299082	RT	Durham	NC	Actual/360	4.60425%	22,712.41	8,572.39	0.00	N/A	11/06/27	--	5,729,241.18	5,720,668.79	09/06/21
37	30313429	OF	Ridley Township	PA	Actual/360	4.94025%	25,523.33	0.00	0.00	11/06/27	09/06/32	--	6,000,000.00	6,000,000.00	09/06/21
38	30313430	OF	Tampa	FL	Actual/360	5.00025%	21,466.87	6,984.68	0.00	N/A	09/06/27	--	4,985,853.82	4,978,869.14	09/06/21
39	30313431	RT	Waco	TX	Actual/360	4.56025%	19,356.66	6,156.17	0.00	N/A	09/06/27	--	4,929,540.95	4,923,384.78	08/06/21
40	30313432	RT	Pace	FL	Actual/360	4.89025%	18,905.52	6,540.20	0.00	N/A	06/06/27	--	4,489,734.63	4,483,194.43	09/06/21
41	30299108	OF	Riverton	UT	Actual/360	4.96425%	18,380.59	0.00	0.00	N/A	11/06/27	--	4,300,000.00	4,300,000.00	09/06/21
42	30313433	LO	Portland	OR	Actual/360	6.13025%	20,665.71	6,729.69	0.00	N/A	11/05/27	--	3,914,989.84	3,908,260.15	09/05/21
43	30313434	RT	Montgomery	AL	Actual/360	4.82025%	14,738.59	4,455.84	0.00	N/A	10/06/27	--	3,550,992.76	3,546,536.92	09/06/21
44	30299055	RT	Grovetown	GA	Actual/360	5.39225%	12,523.23	3,466.88	0.00	N/A	10/06/27	--	2,696,962.95	2,693,496.07	09/06/21
45	30299083	RT	Elmhurst	IL	Actual/360	4.91625%	11,641.36	0.00	0.00	N/A	11/06/27	--	2,750,000.00	2,750,000.00	09/06/21
46	30313435	RT	Gardendale	AL	Actual/360	5.42025%	11,220.69	2,848.81	0.00	N/A	10/06/27	--	2,404,146.50	2,401,297.69	02/06/21
47	30313436	SS	Crystal River	FL	Actual/360	4.87625%	9,085.92	3,087.27	0.00	N/A	10/06/27	--	2,163,944.02	2,160,856.75	09/06/21
48	30313437	MF	Lawrence	KS	Actual/360	5.13525%	9,100.17	2,772.43	0.00	N/A	11/06/27	--	2,057,941.06	2,055,168.63	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

Mortgage Loan Detail (Part 1)

		Prop								Original	Adjusted	Beginning	Ending	Paid
		Type			Interest	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
49	30313438	RT	Aroma Park	IL	Actual/360 5.04025%	4,101.30	0.00	0.00	11/06/27	11/06/32	--	945,000.00	945,000.00 09/06/21
Totals						2,716,195.35	441,385.81	0.00				727,666,522.44	727,225,136.63
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse		MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail		SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office		MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2C1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,508,518.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A23	30,016,928.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A25	30,016,928.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,575,925.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,318,488.90	3,145,697.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	20,992,576.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,795,866.73	278,405.21	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C2	58,957,797.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C2A	58,957,797.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C3	58,957,797.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C3A	58,957,797.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,351,744.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,904,713.72	3,306,396.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	258,669.48	148,567.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	96,377.76	0.00
12A3A	8,272,641.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3B	8,272,641.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,778,684.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	51,274,107.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,952,503.92	3,973,358.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16A12	(1,978,462.00)	(826,452.00)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16A13	(1,978,462.00)	(826,452.00)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	5,954,384.36	5,311,041.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,690,458.33	1,642,374.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	12,181,136.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,223,582.94	2,143,173.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	(1,992,297.95)	(1,357,540.52)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	4,174,500.00	4,662,888.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A4	6,649,530.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A5A	6,649,530.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,026,914.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,187,551.90	1,202,101.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,435,819.92	1,331,436.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	495,315.00	429,155.64	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,156,451.00	1,916,485.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	278,742.89	231,576.75	01/01/21	05/31/21	--	0.00	0.00	54,873.91	109,927.86	0.00	0.00
31	701,641.07	736,321.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,127,807.37	1,062,701.67	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	883,452.08	912,421.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,055,477.97	1,113,410.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	858,355.30	992,280.38	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	613,600.41	638,258.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	662,293.92	662,293.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	440,198.97	605,767.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	344,706.84	341,491.21	04/01/20	03/31/21	--	0.00	0.00	25,491.61	25,491.61	0.00	0.00
40	472,458.92	681,632.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	478,118.07	478,013.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	264,589.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	516,450.99	396,541.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	262,937.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	283,639.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	14,033.79	98,415.46	1,174.64	0.00
47	347,343.20	403,462.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	254,485.15	72,291.71	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	88,258.56	88,258.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	485,932,638.96	35,897,360.09				0.00	0.00	94,399.31	233,834.93	97,552.40	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	1	8,568,399.52	0	0.00	1	2,401,297.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334513%	4.310973%	62
08/17/21	0	0.00	0	0.00	1	2,404,146.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334803%	4.311259%	63
07/16/21	0	0.00	0	0.00	1	2,406,982.08	0	0.00	0	0.00	3	41,111,410.38	0	0.00	0	0.00	4.335092%	4.311544%	64
06/17/21	0	0.00	2	18,408,701.59	2	25,170,617.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335409%	4.311856%	65
05/17/21	2	18,430,805.06	1	22,790,103.62	1	2,412,973.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335694%	4.312138%	66
04/16/21	1	22,822,915.58	1	2,416,129.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.336007%	4.312446%	67
03/17/21	2	42,418,909.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.336289%	4.312724%	68
02/18/21	1	3,957,956.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.336656%	4.313087%	69
01/15/21	1	3,964,424.85	0	0.00	1	22,920,502.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.336935%	4.313361%	70
12/17/20	0	0.00	0	0.00	1	22,949,438.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.337212%	4.313634%	71
11/18/20	0	0.00	1	22,981,560.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.337516%	4.313935%	72
10/19/20	0	0.00	0	0.00	1	23,010,222.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.337787%	4.314202%	73
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
30	30313426	07/06/21	1	1	54,873.91	109,927.86	14,446.36	8,603,907.38	01/07/21	1
39	30313431	08/06/21	0	B	25,491.61	25,491.61	0.00	4,929,540.95
46	30313435	02/06/21	6	6	14,033.79	98,415.46	1,174.64	2,422,766.05	04/09/21	98
Totals					94,399.31	233,834.93	15,621.00	15,956,214.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		58,977,312	58,977,312	0		0
13 - 24 Months		40,000,000	40,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		40,000,000	40,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		588,247,824	577,278,127	10,969,697		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	727,225,137	716,255,439	8,568,400	0	2,401,298	0
Aug-21	727,666,522	725,262,376	0	0	2,404,147	0
Jul-21	728,106,086	725,699,104	0	0	2,406,982	0
Jun-21	728,584,662	685,005,343	0	18,408,702	25,170,618	0
May-21	729,020,435	685,386,553	18,430,805	22,790,104	2,412,973	0
Apr-21	729,495,357	704,256,312	22,822,916	2,416,130	0	0
Mar-21	729,927,370	687,508,460	42,418,910	0	0	0
Feb-21	730,480,837	726,522,881	3,957,956	0	0	0
Jan-21	730,908,779	704,023,851	3,964,425	0	22,920,503	0
Dec-20	731,334,955	708,385,516	0	0	22,949,438	0
Nov-20	731,800,626	708,819,066	0	22,981,560	0	0
Oct-20	732,212,743	709,202,521	0	0	23,010,223	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	30313404	22,667,367.78	22,667,367.78	28,900,000.00	11/10/20	87,271.88	0.05000	06/30/20	11/06/27	313
30	30313426	8,568,399.52	8,603,907.38	11,400,000.00	03/01/21	177,108.91	0.64000	05/31/21	07/06/27	249
46	30313435	2,401,297.69	2,422,766.05	3,520,000.00	05/23/17	178,458.52	1.06000	12/31/19	10/06/27	313
Totals		33,637,064.99	33,694,041.21	43,820,000.00		442,839.31

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
11	30313404	LO	DE	07/21/20	1

09/13/2021: Loan transferred to Special Servicing 7-21-2020 due to COVID-19. Related Loans: A1 - 030313404 & A2 - 030313405. Cash management is in place and all revenue is being swept. Negotiations have resulted in agreement on modification terms. Modif ication closed effective 6/7/2021. Monitoring pending return to Master.

30	30313426	LO	FL	01/07/21	1

COVID Relief – 8/27/2021 - Loan transferred to MLS Special Servicing on 1/7/2021 due to delinquency. Loan is past due for the 11/6/2020 and subsequent payments. Subject collateral is a limited service lodging facility containing 135 guest rooms located i n Tallahassee, FL. Special Servicer is working with the Borrower on finalizing a loan modification which is expected to close in the next 30 days.

46	30313435	RT	AL	04/09/21	98

8/27/2021: Loan transferred to Special Servicing on 04/14/2021 for payment delinquency. The Borrower is past due for the 02/06/2021 payment. Lender has determined that the Loan''s sponsor has passed away. Lender has engaged counsel and made initial contac t with the Sponsor''s Estate Executor. The Executor intends to reinstate the Loan in full. If a reinstatement agreement is not reached in a timely manner, Lender will file foreclosure and seek the appointment of a receiver.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	30313404	0.00	5.21803%	0.00	5.21803%	8	06/07/21	05/06/20	06/25/21
15	30298883	20,000,000.00	4.53003%	20,000,000.00	4.53003%	8	06/02/20	06/05/20	06/05/20
16A12	30313407	0.00	4.82003%	0.00	4.82003%	8	06/16/21	06/16/21	06/29/21
16A13	30313408	0.00	4.82003%	0.00	4.82003%	8	06/16/21	06/16/21	06/29/21
17	30313409	17,390,000.00	4.15003%	17,390,000.00	4.15003%	8	05/07/20	05/06/20	05/15/20
21	30313415	15,000,000.00	4.55103%	15,000,000.00	4.55103%	8	05/20/20	06/05/20	05/28/20
30	30313426	8,853,448.10	5.10003%	8,853,448.10	5.10003%	8	05/07/20	05/07/20	05/14/20
Totals		61,243,448.10		61,243,448.10
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	4,886.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23A4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.46	0.00	0.00	0.00
23A5A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.73	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,886.25	0.00	0.00	0.00	0.00	0.00	20.19	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,906.44

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Supplemental Notes
None

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